Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Statement of Financial Position [Abstract]
Accounts receivable trade, allowance for doubtful accounts	$ 38	$ 40
Due from former subsidiary	75
Due to former subsidiary	$ 55	$ 0
Preference shares, par value (in usd per share)	$ 0.20	$ 0.20
Preference shares, authorized	125,000,000	125,000,000
Preference shares, issued	0	0
Ordinary shares, par value (in usd per share)	$ 0.20	$ 0.20
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued	489,032,186	520,943,253
Ordinary shares, treasury shares	36,258,061	48,774,997